Note 19 - Parent Company (Detail) - Condensed Statement of Income (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME
Interest income	$ 6,949	$ 7,342	$ 7,223	$ 7,232	$ 7,419	$ 7,528	$ 7,421	$ 7,359
Total income									28,746	29,727	29,094
EXPENSES
Interest expense	1,513	1,602	1,646	1,686	1,873	2,134	2,304	2,341	6,447	8,652	10,945
Income before income tax benefit	1,539	2,343	2,103	1,958	1,606	1,254	719	1,147	7,943	4,726	2,429
Income tax benefit	270	494	463	435	277	175	(1)	145	1,662	596	(88)
NET INCOME	1,269	1,849	1,640	1,523	1,329	1,079	720	1,002	6,281	4,130	2,517
Comprehensive Income									7,131	8,184	2,442
Parent Company [Member]
INCOME
Dividends from subsidiary bank									2,327	2,403	2,061
Interest income											3
Other									8	(177)	17
Total income									2,335	2,226	2,081
EXPENSES
Interest expense									417	772	773
Other									594	370	270
Total expenses									1,011	1,142	1,043
Income before income tax benefit									1,324	1,084	1,038
Income tax benefit									(342)	(449)	(348)
Income before equity in undistributed net income of subsidiaries									1,666	1,533	1,386
Equity in undistributed net income of subsidiaries									4,615	2,597	1,131
NET INCOME									6,281	4,130	2,517
Comprehensive Income									$ 7,131	$ 8,184	$ 2,442